Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fixed-maturity securities
Available-for-sale, at fair value (amortized cost of $660,954 and $613,722, respectively)	$ 674,562	$ 655,141
Short-term securities		13,728
Policy loans	275	253
Derivatives	15,064	4,516
Equity securities, trading, (cost of $4,383 and $1,855, respectively)	4,368	1,858
Total investments	694,269	675,496
Cash and cash equivalents	37,172	27,639
Accrued investment income	14,557	8,130
Receivables (net of allowance for uncollectible accounts of $33 and $20, respectively)	13,202	7,039
Reinsurance recoverable	3,596	3,091
Deferred acquisition costs	134,374	118,319
Net deferred tax asset	33,660	13,375
Other assets	22,277	20,639
Assets, exclusive of separate accounts assets	953,107	873,728
Separate account assets	2,205,548	2,214,422
Total assets	3,158,655	3,088,150
Policyholder liabilities:
Account balances and future policy benefit reserves (includes $72,491 and $16,026 measured at fair value under the fair value option at December 31, 2015 and 2014)	762,986	691,011
Policy and contract claims	4,157	2,787
Unearned premiums	1,571	1,518
Other policyholder funds	1,174	2,203
Total policyholder liabilities	769,888	697,519
Derivative liabilities	7,956	4,894
Other liabilities	26,775	9,908
Liabilities, exclusive of separate account liabilities	804,619	712,321
Separate account liabilities	2,205,548	2,214,422
Total liabilities	3,010,167	2,926,743
Stockholder's equity:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares, at December 31, 2015 and 2014	2,000	2,000
Additional paid-in capital	72,500	72,500
Retained earnings	68,988	70,251
Accumulated other comprehensive income, net of tax	5,000	16,656
Total stockholder's equity	148,488	161,407
Total liabilities and stockholder's equity	$ 3,158,655	$ 3,088,150